CURRENT ASSETS (Schedule of Financial Assets at Fair Value Through Profit or Loss) (Details) ₪ in Thousands, $ in Thousands		Dec. 31, 2018 USD ($)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 ILS (₪)
Financial assets carried at fair value through profit or loss (FVTPL):
Shares | ₪			₪ 32,931	₪ 44,494
Governmental loan and other bonds | ₪			98,187	87,905
Certificate of participation in mutual fund | ₪			6,786	11,115
Total Financial assets at fair value through profit or loss | ₪			₪ 137,904	₪ 143,514
US Dollars [Member]
Financial assets carried at fair value through profit or loss (FVTPL):
Shares | $		$ 8,786
Governmental loan and other bonds | $		26,197
Certificate of participation in mutual fund | $		1,811
Total Financial assets at fair value through profit or loss | $	[1]	$ 36,794

[1]	Convenience Translation into US Dollars.